Schwab Investments
Schwab Global Real Estate Fund™

Portfolio Holdings as of May 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Australia 3.0%
BWP Trust	63,046	159,051
Charter Hall Long Wale REIT	350,345	1,024,878
Growthpoint Properties Australia Ltd.	996,560	2,129,478
Ingenia Communities Group	493,365	1,430,750
Mirvac Group	308,752	484,395
Scentre Group	59,219	88,275
Stockland	653,847	1,561,092
The GPT Group	291,532	776,412
		7,654,331

Austria 0.8%
IMMOFINANZ AG *	53,691	1,005,988
S IMMO AG	48,290	911,274
		1,917,262

Brazil 0.2%
BR Malls Participacoes S.A.	221,230	406,699
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	63,400	201,381
		608,080

Canada 2.8%
Artis Real Estate Investment Trust	158,577	835,010
Boardwalk Real Estate Investment Trust	115,561	2,450,798
Cominar Real Estate Investment Trust	109,782	615,548
Dream Industrial Real Estate Investment Trust	176,260	1,300,651
Granite Real Estate Investment Trust	11,400	562,445
H&R Real Estate Investment Trust	113,258	797,910
RioCan Real Estate Investment Trust	45,300	479,041
		7,041,403

China 2.2%
China Resources Land Ltd.	840,000	3,349,759
Powerlong Real Estate Holdings Ltd.	3,756,000	2,098,531
		5,448,290

Finland 0.9%
Kojamo Oyj	111,994	2,283,484

France 0.6%
Covivio	23,217	1,356,504
Mercialys S.A.	16,661	134,860
		1,491,364

Security	Number of Shares	Value ($)
Germany 4.1%
alstria Office REIT-AG	30,600	446,028
Deutsche Wohnen SE	71,282	3,191,886
DIC Asset AG	101,159	1,316,585
LEG Immobilien AG	17,450	2,183,529
PATRIZIA AG	6,236	153,632
Sirius Real Estate Ltd	599,590	594,059
TAG Immobilien AG	13,075	304,771
TLG Immobilien AG *	60,528	1,139,239
Vonovia SE	18,782	1,080,303
		10,410,032

Hong Kong 10.2%
Champion REIT	3,161,726	1,438,314
CK Asset Holdings Ltd.	492,420	2,704,642
Gemdale Properties & Investment Corp., Ltd.	5,596,000	836,589
Kerry Properties Ltd.	557,396	1,325,658
Link REIT	230,000	1,736,887
Longfor Group Holdings Ltd.	942,305	4,309,287
Shenzhen Investment Ltd.	5,408,000	1,676,234
Shimao Property Holdings Ltd.	359,500	1,507,686
Shui On Land Ltd.	9,790,000	1,624,100
Sino Land Co., Ltd.	540,000	633,832
Sunac China Holdings Ltd.	826,565	3,493,896
Yuexiu Property Co., Ltd.	25,880,000	4,672,887
		25,960,012

Indonesia 0.3%
PT Pakuwon Jati Tbk	31,156,700	774,842

Italy 0.2%
Immobiliare Grande Distribuzione SIIQ S.p.A.	160,424	581,682

Japan 10.4%
Aeon Mall Co., Ltd.	10,614	149,135
Daiwa House Industry Co., Ltd.	6,800	168,726
Daiwa Office Investment Corp.	337	1,961,214
Daiwa Securities Living Investments Corp.	165	151,094
Global One Real Estate Investment Corp.	2,007	1,885,669
Goldcrest Co., Ltd.	78,300	1,147,494
Hankyu Hanshin REIT, Inc.	2,114	2,668,274
Hulic Co., Ltd.	312,900	3,168,374
Invincible Investment Corp.	8,428	2,125,016
Kenedix Retail REIT Corp.	1,226	2,279,304
LaSalle Logiport REIT	164	244,159
MCUBS MidCity Investment Corp.	2,686	2,110,681
Mitsubishi Estate Co., Ltd.	29,666	471,523
Mitsui Fudosan Co., Ltd.	21,506	413,719
Nippon Building Fund, Inc.	82	512,840

Schwab Global Real Estate Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Orix JREIT, Inc.	207	299,189
Premier Investment Corp.	2,488	2,816,862
Sekisui House Reit, Inc.	1,156	718,166
Sumitomo Realty & Development Co., Ltd.	106,200	2,940,775
		26,232,214

Luxembourg 1.5%
Aroundtown S.A.	408,253	2,245,418
Grand City Properties S.A.	65,162	1,481,384
		3,726,802

Mexico 0.5%
Concentradora Fibra Danhos S.A. de C.V.	433,025	400,130
Macquarie Mexico Real Estate Management S.A. de C.V.	778,467	830,969
		1,231,099

Netherlands 0.2%
NSI N.V.	9,424	356,408
Unibail-Rodamco-Westfield	3,929	208,385
		564,793

Norway 0.7%
Entra A.S.A.	136,737	1,852,532

Philippines 0.7%
Altus San Nicolas Corp. *(a)	17,850	1,831
Megaworld Corp. (a)	24,331,900	1,372,805
Robinsons Land Corp. (a)	927,100	271,262
		1,645,898

Singapore 5.8%
Ascendas Real Estate Investment Trust	1,444,900	3,215,658
CapitaLand Mall Trust	93,896	135,479
CapitaLand Retail China Trust	326,300	301,499
City Developments Ltd.	72,100	394,421
ESR-REIT	4,253,300	1,133,450
First Real Estate Investment Trust	1,000,700	628,894
Fortune Real Estate Investment Trust	1,368,000	1,227,515
Frasers Logistics & Commercial Trust	694,000	547,160
Keppel DC REIT	724,100	1,321,109
Starhill Global REIT	1,131,100	389,403
UOL Group Ltd.	1,041,800	5,063,311
Yanlord Land Group Ltd.	354,100	276,663
		14,634,562

Spain 0.2%
Merlin Properties Socimi S.A.	56,624	477,049

Sweden 2.9%
Dios Fastigheter AB	28,324	191,831
Kungsleden AB	329,369	2,399,389
Nyfosa AB *	305,846	2,010,435
Samhallsbyggnadsbolaget i Norden AB	149,562	302,086
Wihlborgs Fastigheter AB	147,694	2,388,738
		7,292,479

Security	Number of Shares	Value ($)
United Kingdom 3.9%
Civitas Social Housing plc	318,504	423,247
GCP Student Living plc	89,610	154,204
Land Securities Group plc	217,950	1,639,007
LXI REIT plc	929,946	1,354,230
Regional REIT Ltd.	225,325	216,083
Segro plc	281,222	2,922,328
The British Land Co., plc	483,963	2,452,953
Workspace Group plc	91,688	829,815
		9,991,867

United States 47.3%
Alexander & Baldwin, Inc. *	191,160	2,181,136
Alexander's, Inc.	5,761	1,496,938
American Assets Trust, Inc.	22,341	584,664
American Campus Communities, Inc.	29,544	954,271
American Homes 4 Rent, Class A	13,400	338,216
American Tower Corp.	11,025	2,846,324
Americold Realty Trust	34,213	1,221,746
AvalonBay Communities, Inc.	24,056	3,752,977
Boston Properties, Inc.	51,034	4,387,903
Braemar Hotels & Resorts, Inc.	10,300	35,020
Brixmor Property Group, Inc.	115,913	1,293,589
Camden Property Trust	64,107	5,870,278
Corporate Office Properties Trust	128,592	3,210,942
Cousins Properties, Inc.	51,289	1,596,114
CyrusOne, Inc.	18,820	1,399,079
Digital Realty Trust, Inc.	30,058	4,315,127
Duke Realty Corp.	14,843	511,787
EastGroup Properties, Inc.	26,300	3,057,375
EPR Properties	19,838	626,286
Equinix, Inc.	7,066	4,929,454
Equity LifeStyle Properties, Inc.	68,474	4,265,930
Equity Residential	42,159	2,553,149
Essex Property Trust, Inc.	24,439	5,933,056
Extra Space Storage, Inc.	7,297	705,985
First Industrial Realty Trust, Inc.	55,472	2,101,279
Gaming & Leisure Properties, Inc.	62,325	2,152,706
Getty Realty Corp.	38,000	1,011,560
Gladstone Commercial Corp.	58,774	1,053,230
Global Medical REIT, Inc.	265,486	2,846,010
Global Net Lease, Inc.	17,127	240,292
Healthpeak Properties, Inc.	120,191	2,961,506
Host Hotels & Resorts, Inc.	169,063	2,018,612
Invitation Homes, Inc.	41,200	1,083,560
Kimco Realty Corp.	80,482	894,155
Lexington Realty Trust	210,811	2,049,083
Life Storage, Inc.	8,154	794,852
Medical Properties Trust, Inc.	51,716	935,025
Mid-America Apartment Communities, Inc.	19,742	2,297,179
National Retail Properties, Inc.	35,678	1,119,932
National Storage Affiliates Trust	13,441	403,364
New Senior Investment Group, Inc.	126,146	365,823
Office Properties Income Trust	82,105	2,076,436
Omega Healthcare Investors, Inc.	52,740	1,642,324
One Liberty Properties, Inc.	34,419	545,541
Paramount Group, Inc.	85,272	657,447
Physicians Realty Trust	51,681	892,531
Piedmont Office Realty Trust, Inc., Class A	107,385	1,791,182
Prologis, Inc.	153,945	14,085,968
PS Business Parks, Inc.	2,486	332,229
Public Storage	15,456	3,133,549
QTS Realty Trust, Inc., Class A	8,959	614,587
Regency Centers Corp.	41,342	1,769,024
RLJ Lodging Trust	5,600	57,736

Schwab Global Real Estate Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Ryman Hospitality Properties, Inc.	14,979	511,982
Sabra Health Care REIT, Inc.	118,893	1,600,300
Saul Centers, Inc.	7,100	215,698
Simon Property Group, Inc.	36,887	2,128,380
Spirit Realty Capital, Inc.	55,128	1,567,289
Sunstone Hotel Investors, Inc.	30,804	272,615
Urstadt Biddle Properties, Inc., Class A	37,334	476,382
Ventas, Inc.	19,600	685,020
Welltower, Inc.	36,746	1,861,920
WP Carey, Inc.	3,984	238,681
Xenia Hotels & Resorts, Inc.	35,300	317,700
		119,870,035
Total Common Stock
(Cost $284,608,386)		251,690,112
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.3% of net assets

Time Deposits 0.3%
Banco Santander
U.S. Dollar
0.01%, 06/01/20 (b)	581,933	581,933
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Brown Brothers Harriman
Hong Kong Dollar
0.01%, 06/01/20 (b)	778,024	100,371
Swedish Krona
(0.30%), 06/01/20 (b)(c)	5	1
Citibank
Euro
(0.66%), 06/01/20 (b)(c)	105,447	117,051
Total Short-Term Investments
(Cost $799,356)		799,356
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	The rate shown is the current daily overnight rate.
(c)	Rate is negative due to the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.

REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$128,750,617	$—	$—	$128,750,617
Australia	—	7,654,331	—	7,654,331
Austria	911,274	1,005,988	—	1,917,262
China	—	5,448,290	—	5,448,290
Finland	—	2,283,484	—	2,283,484
France	—	1,491,364	—	1,491,364
Germany	—	10,410,032	—	10,410,032
Hong Kong	—	25,960,012	—	25,960,012
Indonesia	—	774,842	—	774,842
Italy	—	581,682	—	581,682
Japan	—	26,232,214	—	26,232,214
Luxembourg	—	3,726,802	—	3,726,802
Netherlands	—	564,793	—	564,793
Norway	—	1,852,532	—	1,852,532
Philippines	—	—	1,645,898	1,645,898
Singapore	—	14,634,562	—	14,634,562
Spain	—	477,049	—	477,049
Sweden	—	7,292,479	—	7,292,479
United Kingdom	423,247	9,568,620	—	9,991,867
Short-Term Investments[1]	—	799,356	—	799,356
Total	$130,085,138	$120,758,432	$1,645,898	$252,489,468
[1]	As categorized in Portfolio Holdings.

Schwab Global Real Estate Fund
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•  Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Schwab Global Real Estate Fund
Notes to Portfolio Holdings (continued)

•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG46025MAY20